Statements Of Cash Flows (Details) - USD ($)			12 Months Ended
	Aug. 29, 2025	Feb. 21, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)			$ (1,152,103)	$ 1,780,026	$ 1,083,700
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation			816,950
Changes in operating assets and liabilities:
Net cash used in operating activities			(2,577,426)	(2,158,708)	(629,761)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in) provided by investing activities			(878,949)	(337,784)	44,248
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments to related parties			(5,698,992)	(3,258,829)	(3,012,373)
Borrowings from related parties					126,766
Net IPO proceeds received from the underwriter	$ 5,727,070	$ 834,000	5,727,070
Proceeds from shareholders’ contribution					834,000
Deferred offering costs			(1,237,842)	(419,470)	(402,097)
Net cash provided by financing activities			5,835,653	1,176,298	1,848,254
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH			2,447,163	(1,324,050)	1,207,363
CASH AND RESTRICTED CASH, BEGINNING OF YEAR			846,409	2,170,459	963,096
CASH AND RESTRICTED CASH, END OF YEAR			3,293,572	846,409	2,170,459
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)			(1,126,456)	(403,792)	(105,844)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation			816,950
Changes in operating assets and liabilities:
Accrued expenses				(30,000)	30,000
Amounts due from subsidiaries			(1,209,071)		(3,332,003)
Net cash used in operating activities			(1,518,577)	(433,792)	(3,407,847)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in a subsidiary			(2,400,000)		(3,865,939)
Net cash (used in) provided by investing activities			(2,400,000)		(3,865,939)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings from related parties					210,000
Repayments to subsidiaries			(500,649)
Borrowings from subsidiaries				379,919	104,436
Net IPO proceeds received from the underwriter			5,727,070
Proceeds from shareholders’ contribution					8,032,043
Deferred offering costs			(1,237,842)	(403,814)	(402,097)
Net cash provided by financing activities			3,988,579	(233,895)	7,944,382
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH			70,002	(667,687)	670,596
CASH AND RESTRICTED CASH, BEGINNING OF YEAR			2,909	670,596
CASH AND RESTRICTED CASH, END OF YEAR			72,911	2,909	670,596
Parent Company [Member] | Related Party [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments to related parties				$ (210,000)